Schedule of investments
Delaware High-Yield Opportunities Fund	April 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.14%
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	768,000	$ 701,568
Total Convertible Bond (cost $667,307)		701,568

Corporate Bonds — 88.49%
Automotive — 2.12%
Allison Transmission 144A 5.875% 6/1/29 #	2,757,000	2,725,543
Ford Motor Credit
3.375% 11/13/25	1,405,000	1,350,718
4.125% 8/17/27	710,000	659,022
4.542% 8/1/26	1,960,000	1,876,621
5.584% 3/18/24	1,810,000	1,832,616

Goodyear Tire & Rubber 5.25% 7/15/31	2,935,000	2,535,576
		10,980,096
Banking — 1.09%
Barclays 6.125% 12/15/25 μ, ψ	3,255,000	3,195,987
Deutsche Bank 6.00% 10/30/25 μ, ψ	2,600,000	2,431,000
		5,626,987
Basic Industry — 7.29%
Allegheny Technologies
4.875% 10/1/29	625,000	569,503
5.125% 10/1/31	1,790,000	1,619,538

Artera Services 144A 9.033% 12/4/25 #	2,805,000	2,658,439
Cerdia Finanz 144A 10.50% 2/15/27 #	2,055,000	1,823,812
Chemours 144A 5.75% 11/15/28 #	3,225,000	3,027,275
Domtar 144A 6.75% 10/1/28 #	1,371,000	1,361,451
Eldorado Gold 144A 6.25% 9/1/29 #	2,905,000	2,814,379
First Quantum Minerals
144A 6.875% 10/15/27 #	2,095,000	2,107,958
144A 7.25% 4/1/23 #	1,066,000	1,066,943
144A 7.50% 4/1/25 #	3,120,000	3,162,309
FMG Resources August 2006 Pty
144A 5.875% 4/15/30 #	2,055,000	2,043,153
144A 6.125% 4/15/32 #	925,000	919,894

Hudbay Minerals 144A 6.125% 4/1/29 #	1,450,000	1,373,889
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	3,400,000	3,107,753
M/I Homes 4.95% 2/1/28	3,134,000	2,891,930
New Gold 144A 7.50% 7/15/27 #	3,040,000	3,062,709
NQ-137 [4/22] 6/22 (2257052)    1

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Novelis
144A 3.875% 8/15/31 #	605,000	$ 519,762
144A 4.75% 1/30/30 #	1,350,000	1,243,519

PMHC II 144A 9.00% 2/15/30 #	2,813,000	2,268,178
		37,642,394
Capital Goods — 4.28%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	2,225,368	1,872,091
Clydesdale Acquisition Holdings 6.625% 4/15/29 #	465,000	464,479
Granite US Holdings 144A 11.00% 10/1/27 #	1,680,000	1,736,935
Intertape Polymer Group 144A 4.375% 6/15/29 #	3,380,000	3,481,214
Madison IAQ 144A 5.875% 6/30/29 #	2,940,000	2,399,804
OT Merger 144A 7.875% 10/15/29 #	1,090,000	927,923
Sealed Air 144A 5.00% 4/15/29 #	1,350,000	1,341,671
Terex 144A 5.00% 5/15/29 #	3,760,000	3,460,102
TK Elevator Holdco 144A 7.625% 7/15/28 #	1,434,000	1,381,910
TransDigm 4.625% 1/15/29	5,790,000	5,045,059
		22,111,188
Communications — 6.10%
Altice France 144A 5.50% 10/15/29 #	4,400,000	3,744,994
Altice France Holding 144A 6.00% 2/15/28 #	4,835,000	4,001,494
Connect Finco 144A 6.75% 10/1/26 #	4,545,000	4,425,308
Consolidated Communications
144A 5.00% 10/1/28 #	1,475,000	1,207,236
144A 6.50% 10/1/28 #	1,475,000	1,288,918
Frontier Communications Holdings
144A 5.875% 10/15/27 #	3,530,000	3,386,011
144A 6.75% 5/1/29 #	1,735,000	1,565,534

LCPR Senior Secured Financing DAC 144A 6.75% 10/15/27 #	1,939,000	1,930,449
Sable International Finance 144A 5.75% 9/7/27 #	1,983,000	1,955,000
Sprint
7.125% 6/15/24	715,000	753,463
7.625% 3/1/26	1,915,000	2,081,950
T-Mobile USA
3.375% 4/15/29	1,725,000	1,562,505
3.50% 4/15/31	980,000	869,946

Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	3,190,000	2,741,279
		31,514,087
2    NQ-137 [4/22] 6/22 (2257052)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical — 8.85%
Bath & Body Works
6.875% 11/1/35	2,105,000	$ 2,060,911
6.95% 3/1/33	2,222,000	2,115,066
144A 9.375% 7/1/25 #	771,000	868,304

Bloomin' Brands 144A 5.125% 4/15/29 #	3,265,000	3,040,613
Boyd Gaming 4.75% 12/1/27	3,470,000	3,283,730
Caesars Entertainment
144A 6.25% 7/1/25 #	1,950,000	1,973,692
144A 8.125% 7/1/27 #	1,650,000	1,726,214
Carnival
144A 5.75% 3/1/27 #	7,475,000	6,781,320
144A 6.00% 5/1/29 #	940,000	845,051
144A 7.625% 3/1/26 #	2,290,000	2,243,948

Fertitta Entertainment 144A 6.75% 1/15/30 #	1,498,000	1,298,219
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	2,815,000	2,542,832
Murphy Oil USA 144A 3.75% 2/15/31 #	3,000,000	2,639,580
PetSmart 144A 7.75% 2/15/29 #	3,810,000	3,795,198
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	8,592,000	7,854,892
Scientific Games International 144A 7.25% 11/15/29 #	2,525,000	2,653,308
		45,722,878
Consumer Non-Cyclical — 1.30%
JBS USA LUX
144A 5.50% 1/15/30 #	3,070,000	3,035,631
144A 6.50% 4/15/29 #	980,000	1,015,280

Pilgrim's Pride 144A 4.25% 4/15/31 #	2,920,000	2,668,252
		6,719,163
Energy — 13.50%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	3,170,000	3,072,427
144A 7.00% 11/1/26 #	1,490,000	1,503,715
Callon Petroleum
6.125% 10/1/24	2,135,000	2,110,778
144A 8.00% 8/1/28 #	1,770,000	1,833,118

CNX Midstream Partners 144A 4.75% 4/15/30 #	1,515,000	1,395,838
CNX Resources
144A 6.00% 1/15/29 #	3,430,000	3,389,818
144A 7.25% 3/14/27 #	1,530,000	1,565,917
NQ-137 [4/22] 6/22 (2257052)    3

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	482,000	$ 469,907
144A 6.00% 2/1/29 #	3,468,000	3,379,462

EQM Midstream Partners 144A 4.75% 1/15/31 #	5,720,000	5,109,676
Genesis Energy
7.75% 2/1/28	3,170,000	3,055,484
8.00% 1/15/27	5,005,000	4,915,385
Hilcorp Energy I
144A 6.00% 4/15/30 #	3,235,000	3,214,959
6.25% 4/15/32 #	645,000	629,681

Murphy Oil 6.375% 7/15/28	5,120,000	5,213,850
NuStar Logistics
6.00% 6/1/26	2,430,000	2,426,829
6.375% 10/1/30	3,568,000	3,518,137
Occidental Petroleum
6.45% 9/15/36	1,525,000	1,657,050
6.60% 3/15/46	4,555,000	4,972,192
6.625% 9/1/30	2,150,000	2,333,094

PDC Energy 5.75% 5/15/26	3,794,000	3,696,267
Southwestern Energy
5.375% 2/1/29	470,000	464,905
5.375% 3/15/30	3,940,000	3,895,380

TechnipFMC 144A 6.50% 2/1/26 #	3,967,000	4,110,288
Weatherford International 144A 8.625% 4/30/30 #	1,830,000	1,814,042
		69,748,199
Financial Services — 4.05%
AerCap Holdings 5.875% 10/10/79 μ	4,075,000	3,826,262
Air Lease 4.65% 6/15/26 μ, ψ	2,995,000	2,702,988
Ally Financial 8.00% 11/1/31	2,160,000	2,572,898
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	4,565,000	4,114,754
Hightower Holding 144A 6.75% 4/15/29 #	1,930,000	1,786,080
Midcap Financial Issuer Trust
144A 5.625% 1/15/30 #	1,055,000	841,990
144A 6.50% 5/1/28 #	3,345,000	2,890,247

Mozart Debt Merger Sub 144A 3.875% 4/1/29 #	2,485,000	2,174,698
		20,909,917
Financials — 0.47%
VICI Properties 144A 3.875% 2/15/29 #	2,615,000	2,410,533
		2,410,533
4    NQ-137 [4/22] 6/22 (2257052)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare — 9.92%
Avantor Funding 144A 3.875% 11/1/29 #	8,005,000	$ 7,193,413
Bausch Health 144A 6.25% 2/15/29 #	4,775,000	3,480,402
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	3,185,000	3,053,635
CHS
144A 4.75% 2/15/31 #	3,000,000	2,548,260
144A 8.00% 3/15/26 #	1,715,000	1,775,068
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	1,030,000	979,911
144A 6.50% 10/15/28 #	1,610,000	1,515,445

DaVita 144A 4.625% 6/1/30 #	2,710,000	2,362,483
Encompass Health
4.625% 4/1/31	140,000	123,752
4.75% 2/1/30	1,209,000	1,094,236

Global Medical Response 144A 6.50% 10/1/25 #	4,400,000	4,268,308
Hadrian Merger Sub 144A 8.50% 5/1/26 #	3,443,000	3,411,324
HCA
3.50% 9/1/30	105,000	94,213
5.875% 2/1/29	1,708,000	1,781,590
7.58% 9/15/25	820,000	889,479

ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	1,165,000	1,020,849
Organon & Co. 144A 5.125% 4/30/31 #	4,140,000	3,747,300
Ortho-Clinical Diagnostics
144A 7.25% 2/1/28 #	1,551,000	1,568,736
144A 7.375% 6/1/25 #	1,968,000	2,009,977

Surgery Center Holdings 144A 10.00% 4/15/27 #	1,630,000	1,705,632
Tenet Healthcare
144A 4.375% 1/15/30 #	1,480,000	1,348,346
144A 6.125% 10/1/28 #	1,920,000	1,846,483
6.75% 6/15/23	1,750,000	1,802,465
6.875% 11/15/31	1,586,000	1,645,340
		51,266,647
Insurance — 2.85%
GTCR AP Finance 144A 8.00% 5/15/27 #	1,072,000	1,069,395
HUB International 144A 5.625% 12/1/29 #	4,105,000	3,771,428
NFP 144A 6.875% 8/15/28 #	3,195,000	2,842,831
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	4,680,000	4,217,850
USI 144A 6.875% 5/1/25 #	2,879,000	2,839,370
		14,740,874
NQ-137 [4/22] 6/22 (2257052)    5

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Leisure time — 0.53%
Scientific Games Holdings 144A 6.625% 3/1/30 #	2,880,000	$ 2,739,917
		2,739,917
Media — 10.35%
AMC Networks 4.25% 2/15/29	2,675,000	2,332,640
Arches Buyer 144A 6.125% 12/1/28 #	2,905,000	2,531,025
Beasley Mezzanine Holdings 144A 8.625% 2/1/26 #	3,195,000	2,983,427
CCO Holdings
144A 4.50% 8/15/30 #	6,390,000	5,585,850
4.50% 5/1/32	530,000	446,856
144A 5.375% 6/1/29 #	2,520,000	2,391,026
CSC Holdings
144A 4.625% 12/1/30 #	5,760,000	4,416,595
144A 5.00% 11/15/31 #	2,870,000	2,223,533
144A 5.75% 1/15/30 #	1,200,000	998,094

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	3,370,000	3,357,919
Directv Financing 144A 5.875% 8/15/27 #	4,210,000	3,970,556
DISH DBS 144A 5.75% 12/1/28 #	2,625,000	2,352,932
Gray Escrow II 144A 5.375% 11/15/31 #	3,850,000	3,323,532
Nexstar Media 144A 4.75% 11/1/28 #	2,315,000	2,103,953
Nielsen Finance
144A 4.50% 7/15/29 #	800,000	757,228
144A 4.75% 7/15/31 #	2,655,000	2,513,422

Sirius XM Radio 144A 4.00% 7/15/28 #	5,780,000	5,231,623
Terrier Media Buyer 144A 8.875% 12/15/27 #	4,455,000	4,360,086
VZ Secured Financing 144A 5.00% 1/15/32 #	1,825,000	1,578,178
		53,458,475
Real Estate — 1.01%
Iron Mountain
144A 5.25% 3/15/28 #	2,050,000	1,955,885
144A 5.25% 7/15/30 #	1,760,000	1,616,155

XHR 144A 4.875% 6/1/29 #	1,765,000	1,627,868
		5,199,908
Retail — 0.99%
Asbury Automotive Group
144A 4.625% 11/15/29 #	2,265,000	2,042,283
4.75% 3/1/30	1,990,000	1,786,025

CP Atlas Buyer 144A 7.00% 12/1/28 #	1,570,000	1,313,446
		5,141,754
6    NQ-137 [4/22] 6/22 (2257052)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Services — 5.25%
ADT Security 144A 4.125% 8/1/29 #	3,045,000	$ 2,590,579
Ahern Rentals 144A 7.375% 5/15/23 #	1,610,000	1,521,450
Clarivate Science Holdings 144A 4.875% 7/1/29 #	4,090,000	3,609,486
Gartner 144A 4.50% 7/1/28 #	2,620,000	2,514,677
NESCO Holdings II 144A 5.50% 4/15/29 #	2,780,000	2,623,194
PECF USS Intermediate Holding III 144A 8.00% 11/15/29 #	850,000	785,192
Prime Security Services Borrower
144A 5.75% 4/15/26 #	1,715,000	1,647,223
144A 6.25% 1/15/28 #	4,455,000	3,998,585

Sotheby's 144A 5.875% 6/1/29 #	2,935,000	2,766,761
United Rentals North America 5.25% 1/15/30	1,885,000	1,831,080
White Cap Buyer 144A 6.875% 10/15/28 #	3,500,000	3,211,478
		27,099,705
Technology — 0.06%
New Cotai 2.125% 5/15/22	222,416	336,433
		336,433
Technology & Electronics — 2.75%
Black Knight InfoServ 144A 3.625% 9/1/28 #	920,000	854,427
Go Daddy Operating 144A 3.50% 3/1/29 #	3,205,000	2,848,268
Minerva Merger 144A 6.50% 2/15/30 #	2,795,000	2,575,760
NCR 144A 5.25% 10/1/30 #	2,835,000	2,682,420
Sensata Technologies 144A 4.00% 4/15/29 #	3,600,000	3,213,720
SS&C Technologies 144A 5.50% 9/30/27 #	2,071,000	2,032,210
		14,206,805
Telecommunications — 0.49%
Digicel International Finance 144A 8.75% 5/25/24 #	2,560,000	2,530,586
		2,530,586
Transportation — 2.82%
Carriage Purchaser 144A 7.875% 10/15/29 #	1,095,000	962,286
Grupo Aeromexico 144A 8.50% 3/17/27 #	1,625,000	1,643,444
Laredo Petroleum 7.75% 7/31/29 #	2,625,000	2,575,676
Seaspan 144A 5.50% 8/1/29 #	4,670,000	4,129,448
VistaJet Malta Finance 144A 6.375% 2/1/30 #	6,035,000	5,273,624
		14,584,478
NQ-137 [4/22] 6/22 (2257052)    7

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities — 2.42%
Calpine
144A 4.625% 2/1/29 #	645,000	$ 564,556
144A 5.00% 2/1/31 #	3,380,000	2,886,571
144A 5.125% 3/15/28 #	1,695,000	1,541,789

PG&E 5.25% 7/1/30	1,625,000	1,479,798
Vistra
144A 7.00% 12/15/26 #, μ, ψ	3,825,000	3,727,195
144A 8.00% 10/15/26 #, μ, ψ	2,285,000	2,303,508
		12,503,417
Total Corporate Bonds (cost $493,205,231)		457,194,441

Municipal Bonds — 0.80%
Commonwealth of Puerto Rico
2.646% 11/1/43	460,417	239,992
Series A 2.993% 7/1/24^	47,433	43,155
Series A 4.363% 7/1/33^	118,666	67,884
Series A1 4.00% 7/1/33	92,210	85,737
Series A1 4.00% 7/1/35	82,885	76,848
Series A1 4.00% 7/1/37	71,137	64,127
Series A1 4.00% 7/1/41	96,719	87,202
Series A1 4.00% 7/1/46	100,587	88,491
Series A1 5.375% 7/1/25	102,697	106,178
Series A1 5.625% 7/1/27	101,767	107,951
Series A1 5.625% 7/1/29	100,116	107,891
Series A1 5.75% 7/1/31	97,241	106,431
Series A1 5.25% 7/1/23	102,986	104,261

GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	3,090,269	2,854,636
Total Municipal Bonds (cost $4,320,012)		4,140,784

Loan Agreements — 7.11%
Applied Systems 2nd Lien 6.506% (LIBOR03M + 5.50%) 9/19/25 •	9,144,458	9,158,742
Clydesdale Acquisition Holdings Tranche B 4.783% ((SOFR01M + 3.25%)) 4/13/29 •	745,000	736,365
Covis Finco Tranche B 7.301% ((SOFR01M + 5.50%)) 2/18/27 •	1,975,000	1,797,250
Epicor Software 2nd Lien 8.75% (LIBOR01M + 7.75%) 7/31/28 •	2,235,800	2,282,613
8    NQ-137 [4/22] 6/22 (2257052)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Form Technologies Tranche B TBD 7/22/25 X	2,789,000	$ 2,719,275
Hexion Holdings 1st Lien 5.122% (SOFR01M + 4.50%) 3/15/29 •	740,000	716,690
Hexion Holdings 2nd Lien 7.938% ((SOFR01M + 7.44%)) 3/15/30 •	2,100,000	2,016,000
Jones DesLauriers Insurance Management 1st Lien 6.063% ((CDOR03M + 4.25%)) 3/27/28 •	4,772,107	3,658,993
Jones DesLauriers Insurance Management 2nd Lien 9.313% ((CDOR03M + 7.50%))3/26/29 •	2,230,000	1,705,503
Pre Paid Legal Services 2nd Lien 7.764% ((LIBOR01M + 7.00%)) 12/14/29 •	1,450,000	1,431,875
Sovos Compliance 1st Lien 5.264% ((LIBOR01M + 4.50%)) 8/11/28 •	748,535	749,178
SPX Flow 5.30% ((SOFR01M + 4.50%)) 4/5/29 •	2,908,000	2,834,393
UKG 2nd Lien 6.212% ((LIBOR03M + 5.25%)) 5/3/27 •	3,624,000	3,616,752
Vantage Specialty Chemicals 1st Lien 4.618% ((LIBOR03M + 3.50%)) 10/28/24 •	1,737,319	1,682,304
Vantage Specialty Chemicals 2nd Lien 9.25% ((LIBOR03M + 8.25%)) 10/27/25 •	1,653,000	1,611,159
Total Loan Agreements (cost $36,683,121)		36,717,092
	Number of shares
Common Stocks — 0.02%
Communications — 0.00%
Century Communications =, †	4,310,000	0
		0
Leisure time — 0.02%
Studio City International ADR †	29,694	113,134
		113,134
Total Common Stocks (cost $219,736)		113,134

Short-Term Investments — 1.56%
Money Market Mutual Funds — 1.56%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.31%)	2,021,494	2,021,494
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.16%)	2,021,494	2,021,494
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.32%)	2,021,494	2,021,494
NQ-137 [4/22] 6/22 (2257052)    9

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.30%)	2,021,494	$ 2,021,494
Total Short-Term Investments (cost $8,085,976)		8,085,976
Total Value of Securities—98.12% (cost $543,181,383)		506,952,995

Receivables and Other Assets Net of Liabilities—1.88%		9,690,036
Net Assets Applicable to 146,537,206 Shares Outstanding—100.00%		$516,643,031
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of Rule 144A securities was $357,453,894, which represents 69.19% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after April 30, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
10    NQ-137 [4/22] 6/22 (2257052)

(Unaudited)
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at April 30, 2022:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Sovos Compliance 1st Lien TBD 8/11/28	$129,589	$129,589	$129,700	$111
The following foreign currency exchange contract was outstanding at April 30, 2022:1
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
CITI	CAD	(7,000,000)	USD	5,494,514	5/20/22	$—
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
CDOR – Canadian Dollar Offered Rate
CDOR03M – 3 Month Canadian Dollar Offered Rate
CITI – Citigroup
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
SOFR01M – Secured Overnight Financing Rate 1 Month
TBD – To be determined
Summary of currencies:
CAD – Canadian Dollar
NQ-137 [4/22] 6/22 (2257052)    11

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)
Summary of currencies: (continued)
USD – US Dollar
12    NQ-137 [4/22] 6/22 (2257052)